Consolidated Statements of Cash Flows (Unaudited) - ANYI NETWORK INC. - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (127,478)	$ (42,464)
Adjustment to reconcile net income to net cash provided by operating activities
Depreciation	6,686	6,960
Changes in operating assets and liabilities:
Accounts receivable	27,165	21,022
Accounts receivable - related party		2,500
Prepaid expense and other current assets	4,109	(385,895)
Deferred tax assets		4,046
Accounts payable	(58)	(849)
Accrued expenses and other payables	45,199	(12,607)
Advanced from customers	(24,311)	(34,950)
Income tax payable	740	39,343
Net cash used in operating activities from continuing operations	(67,948)	(402,894)
Cash flows from investing activities
Purchase of property and equipment	(1,803)	(22,859)
Net cash used in investing activities from continuing operations	(1,803)	(22,859)
Cash flows from financing activities
Proceeds from related parties	17,614	24,634
Repayments to related parties	(33,131)	(1,652,445)
Net cash used in financing activities from continuing operations	(15,517)	(1,627,811)
Effect of exchange rate changes on cash and cash equivalents	(64,463)	14,114
Net change in cash and cash equivalents	(149,730)	(2,039,450)
Cash and cash equivalents, beginning of the period	613,980	2,653,430
Cash and cash equivalents, end of period	464,249	613,980
Supplemental cash flow information
Interest paid
Income taxes paid		$ 6,400